Warrant Liabilities (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 02, 2021
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)	20,005,550	20,005,550		20,005,550
Warrant liabilities	$ 89,366	$ 89,366	$ 0	$ 46,800
Change in fair value of warrant liabilities	42,500	42,540	$ 0
Warrants	$ 89,300	$ 89,300
Warrants exercised (in shares)		0
Class A Common Stock
Class of Warrant or Right [Line Items]
Number of securities called by each warrant (in shares)				1
Public warrants
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)				5,750,000
Exercise price of warrants (in dollars per share)				$ 11.50
Warrant term				5 years
Public warrants | Class A Common Stock
Class of Warrant or Right [Line Items]
Number of securities called by each warrant (in shares)				1
Private placement warrants
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)				257,500
Exercise price of warrants (in dollars per share)				$ 11.50
Warrant term				5 years
Private placement warrants | Class A Common Stock
Class of Warrant or Right [Line Items]
Number of securities called by each warrant (in shares)				1
Underwriter Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)				28,750
Exercise price of warrants (in dollars per share)				$ 11.50
Warrant term				5 years
Underwriter Warrants | Class A Common Stock
Class of Warrant or Right [Line Items]
Number of securities called by each warrant (in shares)				1
OTM Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)				1,300,000
Exercise price of warrants (in dollars per share)				$ 15.00
Warrant term				10 years
OTM Warrants | Class A Common Stock
Class of Warrant or Right [Line Items]
Number of securities called by each warrant (in shares)				1
PIPE Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)				12,669,300
Exercise price of warrants (in dollars per share)				$ 11.50
Warrant term				5 years
PIPE Warrants | Class A Common Stock
Class of Warrant or Right [Line Items]
Number of securities called by each warrant (in shares)				1